Nature of the Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of The Business
1. Nature of the Business
Organization
Arcellx, Inc. (Arcellx or the Company) was incorporated in Delaware in December 2014 and is headquartered in Gaithersburg, Maryland. The Company is a clinical-stage biopharmaceutical company reimagining cell therapy through the development of innovative therapies for patients with cancer and other incurable diseases.
On February 8, 2022, the Company closed its initial public offering (IPO) of 9,487,500 shares of its common stock, including the exercise in full by the underwriters of their option to purchase 1,237,500 additional shares of its common stock, at a public offering price of $15.00 per share. The Company received net proceeds of $127.3 million, after deducting underwriting discounts and commissions of and other offering expenses paid by the Company of approximately $15.0 million. The Company’s common stock began trading on the Nasdaq Global Select Market on February 4, 2022, under the ticker symbol “ACLX.”
Liquidity
The Company has not commercialized any of its drug candidates and planned commercial operations have not commenced. The Company expects to incur additional operating losses and negative operating cash flows for the foreseeable future as it continues development of drug candidates, including preclinical and clinical testing and regulatory approval prior to commercialization. The Company has not generated any revenue to date from product sales and does not expect to generate any revenues from product sales in the foreseeable future. Even if drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales. The Company expects that its cash and cash equivalents and marketable securities will be sufficient to fund its operating expenses and capital expenditure requirements into the second half of 2023.
The Company has funded its operations primarily with proceeds from public and private offerings of its common and preferred stock. The Company plans to seek additional funding through public or private equity offerings, debt financings, marketing and distribution arrangements, other collaborations, strategic alliances, and licensing arrangements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into strategic alliances or other arrangements on favorable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, the Company could be required to delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect its business prospects.

1. Nature of the Business
Organization
Arcellx, Inc. (Arcellx or the Company) was incorporated in Delaware in December 2014 and is headquartered in Gaithersburg, Maryland. The Company is a clinical-stage biopharmaceutical company reimagining cell therapy through the development of innovative therapies for patients with cancer and other incurable diseases.
On February 8, 2022, the Company closed its initial public offering (IPO) of 9,487,500 shares of its common stock, including the exercise in full by the underwriters’ of their option to purchase 1,237,500 additional shares of its common stock, at a public offering price of $15.00 per share. The Company received net proceeds of $128.0 million, after deducting underwriting discounts and commissions of and other offering expenses paid by the Company of approximately $14.3 million. The Company’s common stock began trading on the Nasdaq Global Select Market on February 4, 2022, under the ticker symbol “ACLX.”
In connection with the IPO in February 2022, the Company effected a
1-for-5.5041
reverse stock split of the Company’s redeemable convertible preferred stock and common stock. The reverse stock split became effective on January 28, 2022. All share and per share amounts in the consolidated financial statements and notes thereto have been retrospectively adjusted for all periods presented to reflect the reverse stock split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in
capital. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately reduced and the respective exercise prices were proportionately increased in accordance with the terms of the appropriate securities agreements.
Liquidity
The Company has not commercialized any of its drug candidates and planned commercial operations have not commenced. The Company expects to incur additional operating losses and negative operating cash flows for the foreseeable future as it continues development of drug candidates, including preclinical and clinical testing and regulatory approval prior to commercialization. The Company has not generated any revenue to date from product sales and does not expect to generate any revenues from product sales in the foreseeable future. Even if drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales. The Company expects that its cash and cash equivalents and marketable securities will be sufficient to fund its operating expenses and capital expenditure requirements into the second half of 2023.
The Company expects to incur substantial operating losses to continue development of drug candidates, including preclinical and clinical testing and regulatory approval prior to commercialization. Even if drug development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.
The Company has funded its operations primarily with proceeds from public and private offerings of its common stock and prior to the IPO, private placements of its preferred stock. The Company plans to seek additional funding through public or private equity offerings, debt financings, marketing and distribution arrangements, other collaborations, strategic alliances and licensing arrangements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into strategic alliances or other arrangements on favorable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to obtain funding, the Company could be required to delay, reduce or eliminate research and development programs, product portfolio expansion or future commercialization efforts, which could adversely affect its business prospects.
COVID-19
The Company continues to closely monitor the impact of the
COVID-19
pandemic on all aspects of its business, including how it has and will continue to impact operations and the operations of its suppliers, vendors, and business partners, and may take further precautionary and preemptive actions as may be required by federal, state, or local authorities. In addition, the Company has taken steps to minimize the current environment’s impact on our business and strategy, including devising contingency plans and securing additional resources from third party service providers. For the safety of its employees, the Company has introduced enhanced safety measures in its facilities. Although to date, the Company’s business has not been materially impacted by
COVID-19,
it is possible that its clinical development timelines could be negatively affected by
COVID-19,
which could materially and adversely affect its business, financial condition, and results of operations.